Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024

PTLC PTMC PTNQ PTEU	Pacer Trendpilot® US Large Cap ETF Pacer Trendpilot® US Mid Cap ETF Pacer Trendpilot® 100 ETF Pacer Trendpilot® European Index ETF	GCOW COWZ CALF ICOW	Pacer Global Cash Cows Dividend ETF Pacer US Cash Cows 100 ETF Pacer US Small Cap Cash Cows 100 ETF Pacer Developed Markets International Cash Cows 100 ETF
PAEU PIEL PWS	Pacer Autopilot Hedged European Index ETF Pacer International Export Leaders ETF Pacer WealthShield ETF	VIRS	Pacer BioThreat Strategy ETF
SZNG SZNE HOTL RXRE INDS SRVR PAD
Pacer CFRA-Stovall Global Seasonal Rotation ETF
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Pacer Benchmark Hotel & Lodging Real Estate SCTRSM ETF
Pacer Benchmark Healthcare Real Estate SCTRSM ETF
Pacer Benchmark Industrial Real Estate SCTRSM ETF
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF
Pacer Benchmark Apartments & Residential Real Estate SCTRSM ETF
AFTY PTBD PTIN TRND BUL ALTL PAMC
Pacer CSOP FTSE China A50 ETF
Pacer Trendpilot® US Bond ETF
Pacer Trendpilot® International ETF
Pacer Trendpilot® Fund of Funds ETF
Pacer US Cash Cows Growth ETF
Pacer Lunt Large Cap Alternator ETF
Pacer Lunt MidCap Multi-Factor Alternator ETF

PEXL	Pacer US Export Leaders ETF	PALC	Pacer Lunt Large Cap Multi-Factor Alternator ETF
ECOW	Pacer Emerging Markets Cash Cows 100 ETF	HERD	Pacer Cash Cows Fund of Funds ETF
(the “Funds”)
Supplement dated December 2, 2021 to the
Statement of Additional Information (“SAI”), dated August 31, 2021, as previously supplemented
Effective November 15, 2021, shareholders of the Funds approved the election of Jane K. Sagendorph as a Trustee of the Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”). Effective December November 17, 2021, the Board accepted the resignation of Jonathan H. Newman, Sr. All references to Mr. Newman are deleted in their entirety.
The table under “Members of the Board and Officers of the Trust” is supplemented as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Independent Trustees
Jane K. Sagendorph Born: 1951	Trustee	Indefinite Term; since 2021	Accountant, BluFish Designs (since 2011)	48	None
The“Individual Trustee Qualifications” section is supplemented as follows:
The Trust has concluded that Ms. Sagendorph should serve as Trustee because of her extensive experience in the financial services industry as a comptroller of a financial marketing and wholesaling firm, as well as her experience providing accounting services to a small business client. The Trust believes that Ms. Sagendorph’s extensive experience in accounting and finance provides an appropriate background in areas applicable to investment company oversight.

Please retain this Supplement with your SAI for future reference.
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